Average Annual Total Returns - BlackRock High Yield Portfolio	May 01, 2021
BloombergBarclaysUSCorporateHighYieldIssuerCappedIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.05%
5 Years	8.57%
10 Years	6.79%
BlackRock High Yield Portfolio
Average Annual Return:
1 Year	7.80%
5 Years	8.40%
10 Years	6.63%